Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Assets:
Total	$ 751	$ 642
Other liabilities:
Total	1,134	1,413
Fixed income securities
Assets:
Debt securities, available-for-sale	430	405
Interest rate swaps
Assets:
Derivative asset	100	3
Other liabilities:
Derivative liabilities	361	813
Cross currency swaps
Assets:
Derivative asset	215	220
Other liabilities:
Derivative liabilities	519	536
Forward starting interest rate swaps
Other liabilities:
Derivative liabilities	242	60
Interest rate caps
Assets:
Derivative asset	6	14
Other liabilities:
Derivative liabilities	2	4
Foreign exchange forwards
Other liabilities:
Total	10
Level 1
Assets:
Total	0	0
Other liabilities:
Total	0	0
Level 1 | Fixed income securities
Assets:
Debt securities, available-for-sale	0	0
Level 1 | Interest rate swaps
Assets:
Derivative asset	0	0
Other liabilities:
Derivative liabilities	0	0
Level 1 | Cross currency swaps
Assets:
Derivative asset	0	0
Other liabilities:
Derivative liabilities	0	0
Level 1 | Forward starting interest rate swaps
Other liabilities:
Derivative liabilities	0	0
Level 1 | Interest rate caps
Assets:
Derivative asset	0	0
Other liabilities:
Derivative liabilities	0	0
Level 1 | Foreign exchange forwards
Other liabilities:
Total	0
Level 2
Assets:
Total	751	642
Other liabilities:
Total	1,134	1,413
Level 2 | Fixed income securities
Assets:
Debt securities, available-for-sale	430	405
Level 2 | Interest rate swaps
Assets:
Derivative asset	100	3
Other liabilities:
Derivative liabilities	361	813
Level 2 | Cross currency swaps
Assets:
Derivative asset	215	220
Other liabilities:
Derivative liabilities	519	536
Level 2 | Forward starting interest rate swaps
Other liabilities:
Derivative liabilities	242	60
Level 2 | Interest rate caps
Assets:
Derivative asset	6	14
Other liabilities:
Derivative liabilities	2	4
Level 2 | Foreign exchange forwards
Other liabilities:
Total	10
Level 3
Assets:
Total	0	0
Other liabilities:
Total	0	0
Level 3 | Fixed income securities
Assets:
Debt securities, available-for-sale	0	0
Level 3 | Interest rate swaps
Assets:
Derivative asset	0	0
Other liabilities:
Derivative liabilities	0	0
Level 3 | Cross currency swaps
Assets:
Derivative asset	0	0
Other liabilities:
Derivative liabilities	0	0
Level 3 | Forward starting interest rate swaps
Other liabilities:
Derivative liabilities	0	0
Level 3 | Interest rate caps
Assets:
Derivative asset	0	0
Other liabilities:
Derivative liabilities	0	$ 0
Level 3 | Foreign exchange forwards
Other liabilities:
Total	$ 0